Notes Payable and Accrued Interest - Ya Global Master Spv Ltd (Details Textual)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($) decimal	Dec. 31, 2014 USD ($) decimal	Dec. 31, 2013 USD ($)	Jul. 31, 2013 USD ($)
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Unsecured loan				$ 200,000
Due original amount	$ 500,000		$ 200,000
Percentage of interest on notes payables	0.10%		10.00%
Number of installments | decimal	12
Monitoring and management fees			$ 20,000
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] | July 2015 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount	$ 50,000
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] | August 2015 to October 2015 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount	40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] | November 2015 to February 2016 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount	35,000
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] | March 2016 to May 2016 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount	40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd [Member] | June 1, 2016 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount	$ 70,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Additional borrowed amount				$ 500,000
Due original amount		$ 500,000
Percentage of interest on notes payables		10.00%
Number of installments | decimal		12
Commitment fee		$ 39,000
Prepaid interest		1,096
Loan balance		110,680
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | June 2014 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount		50,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | July 2014 to September 2014 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | October 2014 to January 2015 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount		35,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | February 2015 to April 2015 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount		40,000
Notes payable and accrued interest due to YA Global Master SPV Ltd one [Member] | April 22, 2015 [Member]
Convertible Note Payable And Accrued Interest [Line Items]
Monthly installments of principle amount		$ 70,000